SEGMENT REPORTING - Geographical locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEGMENT REPORTING
Revenues	$ 650,227	$ 1,328,876	$ 2,167
Long-lived assets	31,355	76,365
Hong Kong
SEGMENT REPORTING
Revenues	47,038	40,035
Long-lived assets	1,365	31,745
USA
SEGMENT REPORTING
Revenues	17,580	2,829
Long-lived assets	29,317	35,873
Kazakhstan
SEGMENT REPORTING
Long-lived assets	373	2,310
Europe
SEGMENT REPORTING
Revenues		2,214	$ 2,167
Long-lived assets		2
Mainland China
SEGMENT REPORTING
Revenues		11,460
Long-lived assets	300	6,435
British Virgin Islands
SEGMENT REPORTING
Revenues	492,155
Cayman Islands
SEGMENT REPORTING
Revenues	2,898
Blockchain
SEGMENT REPORTING
Revenues	141,884	1,310,970
Inter-segment
SEGMENT REPORTING
Revenues	$ (51,328)	$ (38,632)